Schedule of investments
Nomura Small Cap Core Fund	August 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.27%♣
Communication Services — 1.62%
IMAX †	1,656,440	$ 84,809,728
		84,809,728
Consumer Discretionary — 8.38%
Brinker International †	184,267	42,105,010
Garrett Motion	901,651	24,299,494
KB Home	445,022	23,719,673
Kontoor Brands	684,002	51,580,591
Life Time Group Holdings †	1,366,803	57,433,062
OneSpaWorld Holdings	1,564,675	38,850,880
Sonic Automotive Class A	477,462	37,552,386
Steven Madden	1,179,017	50,909,954
Urban Outfitters †	583,456	47,079,065
Warby Parker Class A †	1,437,287	35,357,260
YETI Holdings †	709,807	29,137,577
		438,024,952
Consumer Staples — 1.18%
Chefs' Warehouse †	549,237	61,772,685
		61,772,685
Energy — 7.75%
Archrock	842,764	26,563,921
Gulfport Energy †	195,050	35,001,723
International Seaways	685,075	67,575,798
Liberty Energy	1,245,787	24,554,462
Magnolia Oil & Gas Class A	1,818,411	48,824,335
Oceaneering International †	623,584	32,276,708
Patterson-UTI Energy	4,811,487	60,817,196
Seadrill †	712,537	34,714,803
SM Energy	1,699,896	63,202,133
Uranium Energy †	946,355	11,583,385
		405,114,464
Financials — 18.89%
Associated Banc-Corp	2,405,546	73,633,763
Baldwin Insurance Group †	1,551,313	47,858,006
CNO Financial Group	825,837	45,247,609
Enterprise Financial Services	649,231	41,050,876
First Bancorp	625,382	39,667,980
First Financial Bancorp	1,682,368	54,895,668
First Interstate BancSystem Class A	1,197,610	44,084,024
Independent Bank	731,072	59,348,425
NQ- 480 [0826] 1026 (6010768)    1

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Moelis & Co. Class A	809,800	$ 55,123,086
NMI Holdings †	1,505,594	66,773,094
Old National Bancorp	2,689,781	68,804,598
Perella Weinberg Partners	2,155,321	35,842,988
Renasant	988,259	40,429,676
Seacoast Banking of Florida	1,630,404	55,360,368
Selective Insurance Group	214,032	19,538,981
UMB Financial	287,613	40,734,629
United Community Banks	1,295,225	45,125,639
Valley National Bancorp	4,356,232	59,419,005
WesBanco	1,462,974	58,533,590
WSFS Financial	462,022	35,783,604
		987,255,609
Healthcare — 21.46%
Agios Pharmaceuticals †	1,695,533	57,105,551
Ardelyx †	7,634,498	28,858,402
Artivion †	1,898,809	51,248,855
AtriCure †	1,377,902	66,621,562
Axsome Therapeutics †	228,733	45,408,075
Blueprint Medicines =, †	683,719	0
Bridgebio Pharma †	619,588	47,454,245
Cytokinetics †	772,245	54,759,893
Denali Therapeutics †	1,656,122	39,349,459
Glaukos †	416,459	74,779,378
Halozyme Therapeutics †	495,059	52,718,833
HealthEquity †	334,818	32,323,330
Hinge Health Class A †	328,584	30,413,735
Ligand Pharmaceuticals †	337,669	95,931,763
Merit Medical Systems †	579,560	52,542,910
Mirum Pharmaceuticals †	377,378	37,001,913
NeoGenomics †	4,081,051	73,091,623
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	1,162,437	40,871,285
Supernus Pharmaceuticals †	1,917,295	84,763,612
TransMedics Group †	617,377	52,396,786
Travere Therapeutics †	1,569,286	104,012,276
		1,121,653,486
2    NQ- 480 [0826] 1026 (6010768)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 15.45%
ABM Industries	654,331	$ 30,511,454
Alamo Group	122,725	20,198,080
Applied Industrial Technologies	58,718	19,023,458
ArcBest	194,113	26,781,771
Bloom Energy Class A †	58,580	12,085,054
Boise Cascade	404,257	31,536,089
Casella Waste Systems Class A †	432,739	39,920,173
Construction Partners Class A †	539,982	57,346,088
Dycom Industries †	48,027	13,985,943
Enpro	52,390	15,518,966
ESCO Technologies	186,486	50,916,273
Federal Signal	671,506	78,566,202
Herc Holdings	131,514	20,034,843
Hub Group Class A	506,466	20,192,799
Kadant	150,282	44,955,357
Legence Class A †	232,442	12,451,918
Modine Manufacturing †	188,587	33,649,578
MYR Group †	214,279	62,445,186
NuScale Power †	1,216,887	11,280,542
Onterris †	1,693,344	28,312,712
SPX Technologies †	115,953	22,813,753
Tecnoglass Holdings	729,820	28,973,854
VSE	133,007	27,755,901
Werner Enterprises	697,541	27,329,656
Worthington Enterprises	484,470	27,827,957
Zurn Elkay Water Solutions	900,413	43,039,741
		807,453,348
Information Technology — 12.34%
Ambarella †	298,992	20,744,065
AXT †	268,789	16,291,301
Bel Fuse Class B	54,406	13,562,056
Box Class A †	1,453,267	51,997,893
Calix †	528,779	20,157,055
Cipher Digital †	576,360	8,933,580
Core Scientific †	682,099	11,118,214
Credo Technology Group Holding †	95,739	21,655,204
D-Wave Quantum †	806,616	13,873,795
Fabrinet †	33,443	13,809,618
Hut 8 †	182,670	14,365,169
Ichor Holdings †	385,391	20,645,396
JFrog †	480,900	48,123,663
NQ- 480 [0826] 1026 (6010768)    3

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
MARA Holdings †	1,105,615	$ 11,907,474
Navitas Semiconductor †	828,061	9,597,227
nLight †	307,277	12,988,599
Plexus †	66,155	15,842,138
Progress Software †	706,437	32,686,840
Q2 Holdings †	759,187	49,377,523
Rigetti Computing †	917,013	14,360,424
Riot Platforms †	463,188	8,798,256
Rubrik Class A †	134,490	12,512,950
Semtech †	333,218	44,304,665
SPS Commerce †	256,720	21,923,888
TTM Technologies †	131,384	15,624,185
Ultra Clean Holdings †	499,122	33,855,445
Varonis Systems †	1,487,660	65,114,878
Viasat †	310,152	20,863,925
		645,035,426
Materials — 3.82%
Kaiser Aluminum	454,504	72,166,145
Minerals Technologies	897,792	63,671,408
Quaker Chemical	303,420	50,307,036
SSR Mining	367,229	13,811,483
		199,956,072
Real Estate — 5.90%
Cushman & Wakefield †	3,967,864	53,526,485
DiamondRock Hospitality	3,661,933	45,078,395
Essential Properties Realty Trust	648,872	19,466,160
Four Corners Property Trust	1,272,628	31,662,985
Independence Realty Trust	1,785,379	28,887,432
Kite Realty Group Trust	1,660,732	42,846,885
LXP Industrial Trust	478,384	29,042,693
Outfront Media	637,910	18,741,796
Phillips Edison & Co.	483,354	18,681,632
Terreno Realty	306,661	20,304,025
		308,238,488
Utilities — 2.48%
Black Hills	655,001	46,950,472
Northwestern Energy Group	678,961	46,956,943
4    NQ- 480 [0826] 1026 (6010768)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Spire	438,986	$ 35,926,614
		129,834,029
Total Common Stocks (cost $3,521,741,004)		5,189,148,287

Short-Term Investments — 0.86%
Money Market Mutual Funds — 0.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	11,185,458	11,185,458
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.56%)	11,185,459	11,185,459
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.65%)	11,185,459	11,185,459
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.58%)	11,185,459	11,185,459
Total Short-Term Investments (cost $44,741,835)		44,741,835
Total Value of Securities—100.13% (cost $3,566,482,839)		5,233,890,122

Liabilities Net of Receivables and Other Assets—(0.13%)		(6,684,736)
Net Assets Applicable to 146,485,060 Shares Outstanding—100.00%		$5,227,205,386
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- 480 [0826] 1026 (6010768)    5